Leases (Schedule of Weighted Average Lease Term And Discount Rate) (Details)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Weighted Average Remaining Term - Finance lease	0 months	3 months	15 months
Weighted Average Remaining Term - Operating lease	1 year 8 months 12 days	2 years 6 months	3 years 6 months
Weighted Average Discount Rate - Finance lease	0.00%	6.00%
Weighted Average Discount Rate - Operating lease	8.00%	8.00%	8.00%